Unbilled Revenue	12 Months Ended
Mar. 31, 2020
Revenue [Abstract]
Unbilled Revenue

2.12 Unbilled revenue

		(Dollars in millions)
Particulars	As at
	March 31, 2020	March 31, 2019
Unbilled financial asset (1)	369	303
Unbilled non financial asset (2)	572	474
	941	777

(1)	Right to consideration is unconditional and is due only after a passage of time.
(2)	Right to consideration is dependent on completion of contractual milestones.